Other receivables prepayments and other current assets	12 Months Ended
Dec. 31, 2020
Other receivables prepayments and other current assets
Note 5 - Other receivables, prepayments and other current assets

As of December 31, 2020 and 2019, other receivables were $24,036 and $919,342, respectively.

Prepayments and other current assets consisted of the following as of the date indicated:

	December 31, 2020	December 31, 2019
Deposit	$-	$5,714
Prepaid event costs	$-	$28,292
Prepaid software development fees	$271,799	$430,836
Prepaid product costs	$45,249	$97,010
Prepaid expenses	$121,605	$63,257
Total	$438,653	$625,109

Prepaid event costs consisted of payments made during planning stage and deposits to secure rooms and spaces for events and conferences. The event costs will be expensed upon performance of services and the excess amounts will be refunded.

Prepaid software development fees were made to unrelated parties for development of a soft media platform, applications, and films. As of the date of this report, the development had not been completed.

Prepaid product costs were made to several unrelated companies for products to be sold through live streaming channels.

Prepaid expenses primarily consisted of prepayment made for services.